Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable
	March 31, 2022	September 30, 2021
Accounts receivable	$19,371,511	$16,020,269
Less: allowance for doubtful accounts	(555,105)	(446,527)
Accounts receivable, net	$18,816,406	$15,573,742

Schedule of the company’s accounts receivable and subsequent collection
Accounts Receivable by aging bucket	Balance as of March 31, 2022	Subsequent collection	% of subsequent collection
Less than 3 months	$13,615,648	$7,841,418	57.6%
From 4 to 6 months	4,967,823	4,102,633	82.6%
From 7 to 9 months	425,163	244,185	57.4%
From 10 to 12 months	92,416	16,684	18.1%
Over 1 year	270,461	5,453	2.0%
Total gross accounts receivable	19,371,511	12,210,373	63.0%
Allowance for doubtful accounts	(555,105)	-	-
Accounts Receivable, net	$18,816,406	$12,210,373	64.9%

Schedule of allowance for doubtful accounts
	March 31, 2022	September 30, 2021
Beginning balance	$446,527	$639,991
Additions	100,406	-
Bad debt recovery	-	(225,660)
Foreign currency translation adjustments	8,172	32,196
Ending balance	$555,105	$446,527